Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - $ / shares shares in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	445,896	438,443	435,739
Potential ordinary shares (in shares)	19,423	20,777	10,659
Weighted average number of ordinary shares for diluted earnings per share (in shares)	465,319	459,220	446,398
Total diluted earnings/(loss) per share (in dollars per share)	$ (0.72)	$ 0.04	$ 0.15